Performance Management - RBC BlueBay Credit Opportunities Fund	Apr. 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Once the Fund commences operations, information on the Fund’s performance can be obtained by visiting www.rbcgam.com or by calling 1‑800‑422‑2766.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.rbcgam.com
Performance Availability Phone [Text]	1‑800‑422‑2766